GENERAL (Tables)	12 Months Ended
Dec. 31, 2022
Netonomy LTD [Member]
Business Acquisition [Line Items]
Schedule of pro forma revenue and net loss
Fair value

Non-current assets	$4
Account Payable	(11)
Other Payables	(142)
IPR&D	3,659
Goodwill	121

Net assets acquired	$3,631

Keepers Child Safety Ltd [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
Fair value

Technology	$1,002
Goodwill	150

Net assets acquired	$1,152